UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           March 31, 2012

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL              May 11, 2012
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          22
Form 13F Information Table Value Total:    $ 226952
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
ALTRIA GROUP INC		Equity		  02209S103  10140  328482   SH		Sole		     328482
APACHE CORP			Equity		  037411105  12652  125966   SH		Sole		     125966
BEAM INC			Equity		  073730103  5998   102401   SH		Sole		     102401
CLOROX COMPANY			Equity		  189054109  10234  148857   SH		Sole		     148857
COOPER INDUSTRIES PLC		Equity		  G24140108  12298  192305   SH		Sole		     192305
DEVON ENERGY CORPORATION	Equity		  25179M103  14000  196853   SH		Sole		     196853
FORTUNE BRANDS HOME & SECURI	Equity		  34964C106  2251   102003   SH		Sole		     102003
INTEL CORP			Equity		  458140100  10967  390063   SH		Sole		     390063
JOHNSON & JOHNSON		Equity		  478160104  7374   111792   SH		Sole		     111792
KRAFT FOODS INC-CLASS A		Equity		  50075N104  6456   169852   SH		Sole		     169852
MASCO CORP			Equity		  574599106  2002   149716   SH		Sole		     149716
MATTEL INC			Equity		  577081102  12753  378871   SH		Sole		     378871
MEDTRONIC INC			Equity		  585055106  11250  287061   SH		Sole		     287061
MERCK & CO. INC.		Equity		  58933Y105  11460  298426   SH		Sole		     298426
MICROSOFT CORP			Equity		  594918104  9713   301141   SH		Sole		     301141
NORFOLK SOUTHERN CORP		Equity		  655844108  8547   129839   SH		Sole		     129839
PEPSICO INC			Equity		  713448108  16884  254468   SH		Sole		     254468
PFIZER INC			Equity		  717081103  13915  614498   SH		Sole		     614498
PHILIP MORRIS INTERNATIONAL	Equity		  718172109  17510  197604   SH		Sole		     197604
TARGET CORP			Equity		  87612E106  7659   131448   SH		Sole		     131448
WALGREEN CO			Equity		  931422109  10873  324669   SH		Sole		     324669
WAL-MART STORES INC		Equity		  931142103  12016  196344   SH		Sole		     196344